UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10569

First Funds

(Exact name of registrant as specified in charter)

First Financial Capital Advisors LLC, 4000 Smith Road, Suite 400, Cincinnati, Ohio 45209

(Address of principal executive offices) (Zip code)

Citi Fund Services 3435 Stelzer Rd. Columbus, Oh 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 494-8510

Date of fiscal year end: 04/30

Date of reporting period: 10/31/2009

Item 1.	Reports to Stockholders.

SEMI-ANNUAL REPORT

OCTOBER 31, 2009

FIRST CALIBER EQUITY

FIRST STERLING INCOME

FIRST ELITE MONEY MARKET

FIRST FUNDS

FIRST FUNDS

SECURITY ALLOCATION (UNAUDITED)

First Funds invested, as a percentage of net assets, in the following industries as of October 31, 2009:

FIRST CALIBER EQUITY:

SECURITY ALLOCATION	PERCENTAGE OF NET ASSETS
Aerospace/Defense	1.6%
Computers	2.5%
Consumer Discretionary	4.4%
Consumer Staples	12.0%
Diversified Manufacturing Operation	2.0%
Energy	9.0%
Exchange Traded Fund	17.9%
Financial	5.8%
Health Care	12.3%
Industrials	1.5%
Information Technology	13.3%
Insurance	1.0%
Investment Companies	7.0%
Materials	1.6%
Mining	1.2%
Options	1.1%
Pipelines	1.4%
Restaurants	1.4%
Telecom Services	2.6%
Telecommunications	0.9%

Total	100.5%

FIRST ELITE MONEY MARKET:

SECURITY ALLOCATION	PERCENTAGE OF NET ASSETS
Investment Companies	4.4%
Master Demand Notes	20.6%
U.S. Government Agency Securities	75.0%

Total	100.0%

Security allocations are subject to change.

FIRST STERLING INCOME:

SECURITY ALLOCATION	PERCENTAGE OF NET ASSETS
Agriculture Operations	0.3%
Banking, Finance & Insurance	17.2%
Computers	2.5%
Consumer Discretionary	0.4%
Health Care	2.1%
Industrial Goods & Services	2.8%
Integrated Oil & Gas	6.0%
Investment Companies	5.6%
Medical Instruments	0.9%
Metals	0.9%
Pharmaceuticals	5.5%
Restaurants	0.9%
Retail	2.2%
Special Purpose Entity	0.3%
Telecommunications	3.8%
U.S. Government Agency Collateralized Mortgage Obligations	0.2%
U.S. Government Agency Securities	41.7%
U.S. Treasury Obligations	3.5%
Yankee Dollars	2.7%

Total	99.5%

See notes to financial statements.

FIRST FUNDS

FIRST CALIBER EQUITY

SCHEDULE OF PORTFOLIO INVESTMENTS

OCTOBER 31, 2009 (UNAUDITED)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks (74.5%):
Aerospace/Defense (1.6%):
13,921	Rockwell Collins, Inc.	$701,340

Computers (2.5%):
28,685	Accenture PLC Class A	1,063,640

Consumer Discretionary (4.4%):
24,902	McDonald’s Corp.	1,459,506
6,743	NIKE, Inc. Class B	419,280

		1,878,786

Consumer Staples (12.0%):
11,980	BJ’s Wholesale Club, Inc. (a)	419,659
17,316	General Mills, Inc.	1,141,471
18,757	PepsiCo, Inc.	1,135,736
18,123	Procter & Gamble Co.	1,051,134
28,470	Wal-Mart Stores, Inc.	1,414,390

		5,162,390

Diversified Manufacturing Operation (2.0%):
11,597	3M Co.	853,191

Energy (9.0%):
17,115	Chevron Corp.	1,309,982
21,801	Exxon Mobil Corp.	1,562,478
13,640	National Oilwell Varco, Inc. (a)	559,104
9,015	Petroleo Brasileiro S.A. ADR	416,673

		3,848,237

Financial (5.8%):
31,040	JPMorgan Chase & Co.	1,296,541
23,840	Northern Trust Corp.	1,197,960

		2,494,501

Health Care (12.3%):
17,394	Abbott Laboratories	879,615
14,905	Baxter International, Inc.	805,764
42,895	Bristol-Myers Squibb Co.	935,111
11,972	Express Scripts, Inc. (a)	956,802
27,724	Gilead Sciences, Inc. (a)	1,179,656
10,822	Wellpoint Health Networks, Inc. (a)	506,037

		5,262,985

Industrials (1.5%):
6,100	Joy Global, Inc.	307,501
7,050	Raytheon Co.	319,224

		626,725

Information Technology (13.3%):
6,560	Apple, Inc. (a)	1,236,560
12,210	International Business Machines Corp.	1,472,648
64,190	Oracle Corp.	1,354,409
27,440	QUALCOMM, Inc.	1,136,290

See notes to financial statements.

FIRST FUNDS

FIRST CALIBER EQUITY

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

OCTOBER 31, 2009 (UNAUDITED)

SHARES OR CONTRACTS	DESCRIPTION	VALUE
Common Stocks, Continued:
Information Technology, Continued:
8,135	Research In Motion Ltd. (a)	$477,769

		5,677,676

Insurance (1.0%):
8,620	ProAssurance Corp. (a)	433,413

Materials (1.6%):
3,480	Freeport-McMoRan Copper & Gold, Inc. (a)	255,293
6,569	Monsanto Co.	441,305

		696,598

Mining (1.2%):
11,895	Newmont Mining Corp.	516,957

Pipelines (1.4%):
10,211	Sunoco Logistics Partners L.P.	596,833

Restaurants (1.4%):
17,700	Yum! Brands, Inc.	583,215

Telecom Services (2.6%):
44,191	AT&T, Inc.	1,134,383

Telecommunications (0.9%):
12,200	CenturyTel, Inc.	396,012

Total Common Stocks		31,926,882

Options Purchased (1.1%):
1,000	SPDR Trust Series 1, Put @ 105.00 expiring December 2009	470,000

Total Options Purchased		470,000

Exchange Traded Funds (17.9%):
32,700	Consumer Discretionary Select Sector SPDR Fund	876,360
16,420	Consumer Staples Select Sector SPDR Fund	424,129
14,335	Energy Select Sector SPDR Fund	793,585
87,665	Financial Select Sector SPDR Fund	1,229,063
25,812	Health Care Select Sector SPDR Fund	724,027
37,995	Industrial Select Sector SPDR Fund	960,134
19,520	iShares Dow Jones U.S. Financial Sector Index Fund	972,486
10,060	Powershares QQQ Trust	412,058
45,018	Utilities Select Sector SPDR Fund	1,278,061

Total Exchange Traded Funds		7,669,903

Investment Companies (7.0%):
3,021,209	First Elite Money Market Fund (b)	3,021,209

Total Investment Companies		3,021,209

Total Investments (Cost $37,401,761) (c) – (100.5%)		$43,087,994

Percentages indicated are based on net assets of $42,858,134.

See notes to financial statements.

(a)	Represents non-income producing securities.
(b)	Affiliate.
(c)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes.

ADR	American Depositary Receipt
PLC	Public Liability Co.
QQQ	Nasdaq 100 Index
SPDR	Standard & Poor’s Depositary Receipt

See notes to financial statements.

FIRST FUNDS

FIRST STERLING INCOME

SCHEDULE OF PORTFOLIO INVESTMENTS

OCTOBER 31, 2009 (UNAUDITED)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds (45.8%):
Agricultural Operations (0.3%):
$200,000	Bunge Limited., Finance Corp., 5.10%, 7/15/15	$199,439

Banking, Finance & Insurance (17.2%):
200,000	Caterpillar Financial Services, 7.15%, 2/15/19	234,844
500,000	Citigroup, Inc., 5.13%, 2/14/11	517,168
1,000,000	General Electric Capital Corp., 5.88%, 2/15/12	1,078,221
250,000	General Electric Capital Corp., 5.00%, 4/10/12	264,155
1,000,000	General Electric Capital Corp., 5.38%, 10/20/16	1,046,264
2,000,000	Goldman Sachs Group, Inc., 5.70%, 9/1/12	2,170,308
1,000,000	JPMorgan Chase & Co., 6.00%, 1/15/18	1,070,657
2,000,000	Merrill Lynch & Co., 6.05%, 8/15/12	2,143,134
1,150,000	Morgan Stanley Dean Witter, 6.60%, 4/1/12	1,252,628
200,000	PNC Funding Corp., 5.25%, 11/15/15	204,982

		9,982,361

Computers (2.5%):
1,285,000	IBM Corp., 6.50%, 1/15/28	1,455,403

Consumer Discretionary (0.4%):
200,000	Fortune Brands, Inc., 4.88%, 12/1/13	201,351

Health Care (2.1%):
1,000,000	Humana, Inc., 6.45%, 6/1/16	998,458
200,000	UnitedHealth Group, Inc., 5.38%, 3/15/16	204,474

		1,202,932

Industrial Goods & Services (2.8%):
1,000,000	Honeywell International, Inc., 5.30%, 3/1/18	1,074,366
500,000	Weyerhaeuser Co., 6.75%, 3/15/12	523,966

		1,598,332

Integrated Oil & Gas (6.0%):
1,000,000	Conoco, Inc., 6.95%, 4/15/29	1,153,476
1,000,000	Marathon Oil Corp., 6.00%, 10/1/17	1,060,971
1,000,000	Weatherford International Ltd., 9.63%, 3/1/19	1,238,041

		3,452,488

Medical Instruments (0.9%):
500,000	Medtronic, Inc., 4.38%, 9/15/10	514,908

Metals (0.9%):
500,000	Alcoa, Inc., 6.00%, 7/15/13	525,738

Pharmaceuticals (5.5%):
2,000,000	American Home Products, 6.95%, 3/15/11	2,154,662
1,000,000	Pfizer, Inc., 4.45%, 3/15/12	1,060,401

		3,215,063

Restaurants (0.9%):
500,000	Darden Restaurants, Inc., 6.20%, 10/15/17	528,051

Retail (2.2%):
1,000,000	Home Depot, Inc., 5.40%, 3/1/16	1,055,341

See notes to financial statements.

FIRST FUNDS

FIRST STERLING INCOME

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

OCTOBER 31, 2009 (UNAUDITED)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds, Continued:
Retail, Continued:
$200,000	Staples, Inc., 9.75%, 1/15/14	$242,370

		1,297,711

Special Purpose Entity (0.3%):
200,000	Harley-Davidson Funding Corp., 5.00%, 12/15/10 (a)	198,710

Telecommunications (3.8%):
1,000,000	AT&T, Inc., 6.70%, 11/15/13	1,135,850
500,000	CBS Corp., 7.70%, 7/30/10	518,151
500,000	New Cingular Wireless Service, 7.88%, 3/1/11	541,639

		2,195,640

Total Corporate Bonds		26,568,127

U.S. Government Agency Collateralized Mortgage Obligations (0.2%):
Freddie Mac (0.2%):
130,774	5.00%, 9/15/24	131,011

Total U.S. Government Agency Collateralized Mortgage Obligations		131,011

U.S. Government Agency Securities (41.7%):
Fannie Mae (19.4%):
1,000,000	3.00%, 1/13/14	1,002,443
1,000,000	4.00%, 5/20/13	1,020,397
2,317,500	5.00%, 10/25/16	2,421,648
500,000	5.00%, 4/26/17	508,950
4,000,000	5.08%, 11/5/15	4,155,144
2,000,000	5.25%, 8/1/12	2,139,000

		11,247,582

Federal Farm Credit Bank (5.5%):
1,000,000	3.00%, 9/22/14	1,021,504
1,000,000	4.25%, 4/16/18	1,030,048
1,000,000	5.05%, 11/6/17	1,091,796

		3,143,348

Federal Home Loan Bank (8.8%):
1,000,000	2.00%, 7/30/14	1,003,094
1,000,000	4.00%, 9/28/15	1,019,486
1,000,000	4.50%, 9/13/19	1,026,288
2,000,000	5.50%, 10/19/17	2,080,100

		5,128,968

Freddie Mac (6.2%):
500,000	2.75%, 4/29/14	500,837
1,000,000	4.00%, 9/19/14	1,012,841
1,000,000	5.30%, 5/12/20	1,012,921
1,000,000	6.48%, 12/5/11	1,112,086

		3,638,685

See notes to financial statements.

FIRST FUNDS

FIRST STERLING INCOME

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

OCTOBER 31, 2009 (UNAUDITED)

SHARES OR PRINCIPAL AMOUNT	DESCRIPTION	VALUE
U.S. Government Agency Securities, Continued:
Tennessee Valley Authority (1.8%):
$1,000,000	4.88%, 12/15/16	$1,069,186

Total U.S. Government Agency Securities		24,227,769

U.S. Treasury Obligations (3.5%):
U.S. Treasury Bond (1.8%):
1,000,000	3.25%, 6/30/16	1,022,812

U.S. Treasury Note (1.7%):
1,000,000	3.13%, 5/15/19	978,594

Total U.S. Treasury Obligations		2,001,406

Yankee Dollars (2.7%):
Beverages-Wine/Spirits (1.0%):
500,000	Diageo PLC, 7.38%, 1/15/14	582,403

Diversified Manufacturing Operation (1.7%):
500,000	Ingersoll-Rand Global Holding Co., 6.00%, 8/15/13	542,453
200,000	Ingersoll-Rand Global Holding Co., 9.50%, 4/15/14	239,980
200,000	Tyco International Finance, 6.00%, 11/15/13	218,728

		1,001,161

Total Yankee Dollars		1,583,564

Investment Companies (5.6%):
3,245,458	First Elite Money Market Fund (b)	3,245,458

Total Investment Companies		3,245,458

Total Investments (Cost $54,920,594) (c) – (99.5%)		$57,757,335

Percentages indicated are based on net assets of $58,061,570.

(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid based on procedures approved by the Board of Trustees and represents 0.3% of the Fund’s net assets.
(b)	Affiliate.
(c)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes.
PLC	Public Liability Co.

See notes to financial statements.

FIRST FUNDS

FIRST ELITE MONEY MARKET

SCHEDULE OF PORTFOLIO INVESTMENTS

OCTOBER 31, 2009 (UNAUDITED)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
U.S. Government Agency Securities (75.0%):
Fannie Mae (9.7%):
$3,000,000	0.03%, 11/2/09 (a)	$2,999,997
3,000,000	0.30%, 11/10/09 (a)	2,999,977
1,250,000	0.25%, 11/13/09 (a)	1,249,896
1,190,000	0.16%, 12/28/09 (a)	1,189,699
1,750,000	0.29%, 1/14/10 (a)	1,748,957
1,000,000	0.16%, 1/19/10 (a)	999,649

		11,188,175

Federal Home Loan Bank (55.1%):
750,000	0.24%, 11/2/09 (a)	749,995
4,000,000	0.05%, 11/3/09 (a)	3,999,988
4,433,000	0.03%, 11/4/09 (a)	4,432,968
8,000,000	0.01%, 11/6/09 (a)	7,999,939
2,000,000	0.30%, 11/12/09 (a)	1,999,817
5,068,000	0.04%, 11/13/09 (a)	5,067,798
2,500,000	0.19%, 11/16/09 (a)	2,499,758
3,500,000	0.04%, 11/18/09 (a)	3,499,877
2,500,000	0.17%, 11/20/09 (a)	2,499,762
1,500,000	0.21%, 11/23/09 (a)	1,499,808
2,000,000	0.22%, 11/25/09 (a)	1,999,707
1,500,000	0.17%, 11/27/09 (a)	1,499,816
1,875,000	0.17%, 12/1/09 (a)	1,874,626
1,000,000	0.17%, 12/2/09 (a)	999,860
1,000,000	0.14%, 12/8/09 (a)	999,856
1,500,000	0.26%, 12/9/09 (a)	1,499,588
2,000,000	0.16%, 12/11/09 (a)	1,999,644
900,000	0.14%, 12/14/09 (a)	899,850
1,500,000	0.16%, 12/15/09 (a)	1,499,707
1,000,000	0.14%, 12/16/09 (a)	999,825
1,500,000	0.13%, 12/23/09 (a)	1,499,718
2,000,000	0.82%, 1/4/10 (a)	1,997,156
1,000,000	0.29%, 1/6/10 (a)	999,468
1,000,000	0.17%, 1/7/10 (a)	999,684
2,000,000	0.18%, 1/11/10 (a)	1,999,290
1,000,000	0.15%, 1/12/10 (a)	999,700
1,000,000	0.29%, 1/13/10 (a)	999,412
1,000,000	0.21%, 1/20/10 (a)	999,544
1,000,000	0.22%, 2/2/10 (a)	999,434
1,000,000	0.21%, 2/3/10 (a)	999,452
1,000,000	0.21%, 3/24/10 (a)	999,166
1,000,000	0.20%, 3/26/10 (a)	999,194

		63,013,407

Freddie Mac (10.2%):
3,885,000	0.08%, 11/2/09 (a)	3,884,987
1,500,000	0.19%, 11/9/09 (a)	1,499,937
1,000,000	0.19%, 12/8/09 (a)	999,805
1,000,000	0.22%, 12/14/09 (a)	999,737
1,000,000	0.29%, 12/21/09 (a)	999,597
1,000,000	0.30%, 1/4/10 (a)	999,467

See notes to financial statements.

FIRST FUNDS

FIRST ELITE MONEY MARKET

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

OCTOBER 31, 2009 (UNAUDITED)

SHARES OR PRINCIPAL AMOUNT	DESCRIPTION	VALUE
U.S. Government Agency Securities, Continued:
Freddie Mac, Continued:
$1,000,000	0.20%, 1/6/10 (a)	$999,633
1,100,000	0.16%, 1/20/10 (a)	1,099,609

		11,482,772

Total U.S. Government Agency Securities		85,684,354

Master Demand Notes (20.6%):
Federal Home Loan Bank (20.6%):
23,500,000	0.01%, 11/12/09 (b)	23,500,000

Total Master Demand Notes		23,500,000

Investment Companies (4.4%):
4,972,028	Goldman Sachs Financial Square Federal Fund	4,972,028

Total Investment Companies		4,972,028

Total Investments (Cost $114,156,382) (c) – (100.0%)		$114,156,382

Percentages indicated are based on net assets of $114,183,625.

(a)	Discount note securities. The rate reflected on the Schedule of Portfolio Investments is the effective yield of the security.
(b)	Variable rate security. The interest rate on this security is adjusted periodically to reflect current interest rates. The rate represents the rate that was in effect on October 31, 2009.
(c)	Aggregate cost for federal income tax and financial reporting purposes is the same.

See notes to financial statements.

FIRST FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2009 (UNAUDITED)

	First Caliber Equity	First Sterling Income	First Elite Money Market
ASSETS:
Investments, at value (Cost $34,380,552, $51,675,136 and $114,156,382)	$40,066,785	$54,511,877	$114,156,382
Investments in affiliates, at value (Cost $3,021,209, $3,245,458 and $- )	3,021,209	3,245,458	—

Total Investments	43,087,994	57,757,335	114,156,382

Cash	604	—	—
Interest and dividends receivable	87,562	638,138	459
Receivable for investments sold	609,239	—	—
Receivable for capital shares issued	317	3,653	—
Receivable from Advisor	—	—	28,377
Prepaid expenses and other assets	8,931	7,718	19,089

Total Assets	43,794,647	58,406,844	114,204,307

LIABILITIES:
Distributions payable	—	172,370	996
Payable for investments purchased	478,000	—	—
Payable for capital shares redeemed	354,912	108,019	—
Accrued expenses and other payables:
Investment advisory	35,181	34,695	—
Accounting	588	1,013	407
Administration	1,083	1,558	2,198
Co-Administration	362	477	935
Chief compliance officer	5,208	3,602	2,869
Distribution (Class A)	901	660	—
Transfer agent	9,667	2,137	815
Trustee	784	542	432
Other	49,827	20,201	12,030

Total Liabilities	936,513	345,274	20,682

COMPOSITION OF NET ASSETS:
Capital	$78,027,092	$63,997,080	$114,183,626
Accumulated net investment income (loss)	19,199	(708,826)	(1)
Accumulated net realized losses from investment and options transactions	(40,874,390)	(8,063,425)	—
Unrealized appreciation on investments	5,686,233	2,836,741	—

Net Assets	$42,858,134	$58,061,570	$114,183,625

CLASS A:
Net Assets	$4,141,435	$3,141,388	$26,808

Shares outstanding•	1,089,668	314,936	26,808

Net asset value and redemption price per share	$3.80	$9.97	$1.00

Maximum Sales Load	3.00%	2.50%	—%
Maximum offering price per share (100%/(100%-maximum sales change) of net asset value adjusted to the nearest cent)	$3.92	$10.23	$1.00

Trust Class:
Net Assets	$38,716,699	$54,920,182	$114,156,817

Shares outstanding•	10,170,362	5,508,937	114,159,693

Net asset value and redemption price per share	$3.81	$9.97	$1.00

•	Par value $0.001, unlimited number of authorized shares.

See notes to financial statements.

FIRST FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED OCTOBER 31, 2009 (UNAUDITED)

	First Caliber Equity	First Sterling Income	First Elite Money Market
INVESTMENT INCOME:
Interest	$—	$1,391,767	$212,055
Dividend	520,823	35,308	5,387
Income from affiliates	341	102	—

Total Income	521,164	1,427,177	217,442

EXPENSES:
Investment advisory	252,176	205,349	132,871
Administration	36,172	39,248	78,062
Co-Administration	13,706	14,668	33,218
Distribution (Class A)	5,279	3,726	34
Chief compliance officer	9,061	10,327	33,989
Accounting	1,429	5,148	7,475
Legal fees	15,620	7,949	24,287
Transfer agent	11,615	5,338	9,150
Trustees	9,531	8,123	29,368
Other	26,936	30,371	79,599

Total expenses before fee waivers	381,524	330,247	428,053

Investment advisory fees waived and expenses reimbursed	—	—	(206,859)
Administration fees waived	—	—	(10,355)
Distribution fees waived (Class A)	—	—	(34)

Net expenses	381,524	330,247	210,805

Net Investment Income	139,639	1,096,930	6,637

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND OPTIONS:
Realized gains from investment transactions	2,663,959	26,625	—
Realized losses on option transactions	(1,421,167)	—	—
Change in unrealized appreciation / (depreciation) on investments and options	5,287,766	2,539,100	—

Net realized / unrealized gains on investments and options	6,530,558	2,565,725	—

Change in net assets resulting from operations	$6,670,197	$3,662,655	$6,637

See notes to financial statements.

FIRST FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	First Caliber Equity		First Sterling Income		First Elite Money Market
	Six Months Ended October 31, 2009	Year Ended April 30, 2009	Six Months Ended October 31, 2009	Year Ended April 30, 2009	Six Months Ended October 31, 2009	Year Ended April 30, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income	$139,639	$228,762	$1,096,930	$2,174,981	$6,637	$1,971,416
Realized gains (losses) from investment and option transactions	1,242,792	(41,492,147)	26,625	94,012	—	—
Change in unrealized appreciation / (depreciation) on investments and options	5,287,766	(23,926,932)	2,539,100	(34,116)	—	—

Change in net assets from operations	6,670,197	(65,190,317)	3,662,655	2,234,877	6,637	1,971,416

DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
From net investment income	(6,452)	—	(54,904)	(104,522)	(2)	(693)
From net realized gains	—	(1,064,152)	—	—	—	—
Trust Class:
From net investment income	(137,608)	(205,142)	(1,097,201)	(2,216,933)	(6,636)	(1,972,754)
From net realized gains	—	(24,119,644)	—	—	—	—

Change in net assets from shareholder distributions	(144,060)	(25,388,938)	(1,152,105)	(2,321,455)	(6,638)	(1,973,447)

Change in net assets from capital transactions	(30,993,587)	(20,485,898)	(914,748)	(5,541,397)	(28,317,576)	(29,355,937)

Change in net assets	(24,467,450)	(111,065,153)	1,595,802	(5,627,975)	(28,317,577)	(29,357,968)

NET ASSETS:
Beginning of period	67,325,584	178,390,737	56,465,768	62,093,743	142,501,202	171,859,170

End of period	$42,858,134	$67,325,584	$58,061,570	$56,465,768	$114,183,625	$142,501,202

Accumulated net investment income (loss)	$19,199	$23,620	$(708,826)	$(653,651)	$(1)	$—

See notes to financial statements.

FIRST FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED

	First Caliber Equity		First Sterling Income		First Elite Money Market
	Six Months Ended October 31, 2009	Year Ended April 30, 2009	Six Months Ended October 31, 2009	Year Ended April 30, 2009	Six Months Ended October 31, 2009	Year Ended April 30, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
Class A:
Proceeds from shares issued	$221,105	$919,216	$394,794	$809,809	$—	$21,597
Dividends reinvested	6,451	1,063,787	53,568	101,823	2	694
Cost of shares redeemed	(488,765)	(1,293,092)	(236,399)	(759,406)	(25,116)	(41,001)

Change in net assets from Class A capital transactions	(261,209)	689,911	211,963	152,226	(25,114)	(18,710)

Trust Class:
Proceeds from shares issued	64,078	2,533,884	2,104,635	4,376,349	79,665,794	380,487,119
Dividends reinvested	640	18,559,801	—	—	—	—
Cost of shares redeemed	(30,797,096)	(42,269,494)	(3,231,346)	(10,069,972)	(107,958,256)	(409,824,346)

Change in net assets from Trust Class capital transactions	(30,732,378)	(21,175,809)	(1,126,711)	(5,693,623)	(28,292,462)	(29,337,227)

Change in net assets from capital transactions	$(30,993,587)	$(20,485,898)	$(914,748)	$(5,541,397)	$(28,317,576)	$(29,355,937)

SHARE TRANSACTIONS:
Class A:
Issued	59,916	205,702	40,125	86,252	—	21,597
Reinvested	1,775	305,686	5,445	10,860	2	694
Redeemed	(130,849)	(279,869)	(24,087)	(81,391)	(25,117)	(41,001)

Change in Class A shares	(69,158)	231,519	21,483	15,721	(25,115)	(18,710)

Trust Class:
Issued	17,348	540,644	216,685	460,552	79,665,794	380,487,119
Reinvested	175	5,318,007	—	—	—	—
Redeemed	(8,484,175)	(9,688,820)	(328,493)	(1,075,412)	(107,958,256)	(409,824,346)

Change in Trust Class shares	(8,466,652)	(3,830,169)	(111,808)	(614,860)	(28,292,462)	(29,337,227)

See notes to financial statements.

FIRST FUNDS

FINANCIAL HIGHLIGHTS (FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD)

	CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:					LESS DIVIDENDS FROM:					RATIOS/SUPPLEMENTAL DATA:
	Net Asset Value, Beginning of Year	Net Investment Income (Loss)		Net Realized And Unrealized Gains (Loses) on Investments		Change In Net Asset Value Resulting From Operations	Net Investment Income	Net Realized Gains (Losses) on Investments	Total Dividends And Distributions	Net Asset Value, End of Period	Total Return (a) (b)	Net Assets, End of Period (000’s)	Ratio of Expenses To Average Net Assets(c)	Ratio of Net Investment Income (Loss) To Average Net Assets(c)	Ratio of Expenses To Average Net Assets (c)		Portfolio Turnover (d)
CLASS A
FIRST CALIBER EQUITY
Six Months Ended October 31, 2009 (Unaudited)	$3.40	$0.01		$0.40		$0.41	$(0.01)	$—	$(0.01)	$3.80	11.94%	$4,141	1.63%	0.29%	1.63%		25%
Year Ended April 30, 2009	7.61	—	(e)	(2.99)		(2.99)	—	(1.22)	(1.22)	3.40	(39.69)	3,935	1.53	(0.01)	1.53		374
Year Ended April 30, 2008	10.26	(0.03)		(0.13)		(0.16)	(0.01)	(2.48)	(2.49)	7.61	(3.81)	7,061	1.40	(0.37)	1.47	(f)	378	(g)
Year Ended April 30, 2007	10.47	0.04		1.14		1.18	(0.04)	(1.35)	(1.39)	10.26	12.02	7,846	1.25	0.40	1.45	(f)	82
Year Ended April 30, 2006	10.54	0.03		1.12		1.15	(0.03)	(1.19)	(1.22)	10.47	11.60	8,784	1.25	0.34	1.46	(f)	28
Year Ended April 30, 2005	10.34	0.03		0.28		0.31	(0.03)	(0.08)	(0.11)	10.54	2.98	9,609	1.25	0.25	1.53	(f)	20
FIRST STERLING INCOME
Six Months Ended October 31, 2009 (Unaudited)	9.55	0.17	(h)	0.43	(h)	0.60	(0.18)	—	(0.18)	9.97	6.34	3,141	1.36	3.49	1.36		15
Year Ended April 30, 2009	9.54	0.34	(h)	0.04	(h)	0.38	(0.37)	—	(0.37)	9.55	4.10	2,803	1.27	3.66	1.27		44
Year Ended April 30, 2008	9.58	0.33	(h)	0.10	(h)	0.43	(0.36)	(0.11)	(0.47)	9.54	4.55	2,649	1.20	3.41	1.27	(f)	45
Year Ended April 30, 2007	9.43	0.31		0.22		0.53	(0.38)	—	(0.38)	9.58	5.69	2,882	1.03	3.62	1.24	(f)	19
Year Ended April 30, 2006	9.79	0.32		(0.32)		—	(0.36)	—	(0.36)	9.43	(0.02)	3,901	1.03	3.32	1.25	(f)	28
Year Ended April 30, 2005	9.94	0.34		(0.09)		0.25	(0.40)	—	(0.40)	9.79	2.51	3,986	1.03	3.47	1.31	(f)	20
FIRST ELITE MONEY MARKET
Six Months Ended October 31, 2009 (Unaudited)	1.000	—	(e)	—		— (e)	— (e)	—	— (e)	1.000	0.01	27	0.31	0.01	0.88	(f)	N/A
Year Ended April 30, 2009	1.000	0.010		—		0.010	(0.010)	—	(0.010)	1.000	0.94	52	0.71	1.06	0.77	(f)	N/A
Year Ended April 30, 2008	1.000	0.036		—	(e)	0.036	(0.036)	—	(0.036)	1.000	3.76	71	0.71	3.60	0.71	(f)	N/A
Year Ended April 30, 2007	1.000	0.044		—	(e)	0.044	(0.044)	—	(0.044)	1.000	4.51	52	0.73	4.37	0.74	(f)	N/A
Year Ended April 30, 2006	1.000	0.031		—	(e)	0.031	(0.031)	—	(0.031)	1.000	3.10	18	0.73	3.06	0.76	(f)	N/A
Year Ended April 30, 2005	1.000	0.011		—		0.011	(0.011)	—	(0.011)	1.000	1.11	18	0.73	1.12	0.82	(f)	N/A

(a)	Total Return excludes sales charge.
(b)	Not Annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated on the basis of each Fund as a whole without distinguishing among the classes of shares issued.
(e)	Less than $0.005 per share.
(f)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover increased significantly due to a combination of increased volatility in the market, a repositioning of the Fund’s portfolio among market sectors and the more trading oriented strategy of the new management team.
(h)	Calculated based on average shares outstanding.

See notes to financial statements.

FIRST FUNDS

FINANCIAL HIGHLIGHTS (FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD)

	CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:					LESS DIVIDENDS FROM:					RATIOS/SUPPLEMENTAL DATA:
	Net Asset Value, Beginning Of Year	Net Investment Income (Loss)		Net Realized And Unrealized Gains (Losses) on Investments		Change In Net Asset Value Resulting From Operations	Net Investment Income	Net Realized Gains (Losses) on Investments	Total Dividends And Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets, End of Period (000’s)	Ratio of Expenses To Average Net Assets(b)	Ratio of Net Investment Income (Loss) To Average Net Assets(b)	Ratio of Expenses To Average Net Assets(b)		Portfolio Turnover (c)
TRUST CLASS
FIRST CALIBER EQUITY
Six Months Ended October 31, 2009 (Unaudited)	$3.40	$0.01		$0.41		$0.42	$(0.01)	$—	$(0.01)	$3.81	12.37%	$38,717	1.38%	0.53%	1.38%		25%
Year Ended April 30, 2009	7.63	0.01		(3.01)		(3.00)	(0.01)	(1.22)	(1.23)	3.40	(39.71)	63,390	1.28	0.20	1.28		374
Year Ended April 30, 2008	10.25	(0.01)		(0.11)		(0.12)	(0.02)	(2.48)	(2.50)	7.63	(3.42)	171,330	1.14	(0.12)	1.22	(d)	378	(e)
Year Ended April 30, 2007	10.47	0.13		1.07		1.20	(0.06)	(1.36)	(1.42)	10.25	12.21	260,655	1.00	0.66	1.20	(d)	82
Year Ended April 30, 2006	10.54	0.06		1.12		1.18	(0.06)	(1.19)	(1.25)	10.47	11.90	322,462	1.00	0.59	1.21	(d)	28
Year Ended April 30, 2005	10.34	0.05		0.28		0.33	(0.05)	(0.08)	(0.13)	10.54	3.23	365,935	1.00	0.51	1.28	(d)	20
FIRST STERLING INCOME
Six Months Ended October 31, 2009 (Unaudited)	9.55	0.19	(f)	0.42	(f)	0.61	(0.19)	—	(0.19)	9.97	6.48	54,920	1.11	3.75	1.11		15
Year Ended April 30, 2009	9.53	0.37	(f)	0.04	(f)	0.41	(0.39)	—	(0.39)	9.55	4.47	53,663	1.02	3.89	1.02		44
Year Ended April 30, 2008	9.58	0.36	(f)	0.08	(f)	0.44	(0.38)	(0.11)	(0.49)	9.53	4.70	59,445	0.93	3.68	1.02	(d)	45
Year Ended April 30, 2007	9.42	0.33		0.23		0.56	(0.40)	—	(0.40)	9.58	6.07	105,470	0.78	3.88	0.99	(d)	19
Year Ended April 30, 2006	9.78	0.34	(f)	(0.32	)(f)	0.02	(0.38)	—	(0.38)	9.42	0.23	153,213	0.78	3.57	1.00	(d)	28
Year Ended April 30, 2005	9.94	0.36		(0.10)		0.26	(0.42)	—	(0.42)	9.78	2.66	212,854	0.78	3.73	1.06	(d)	20
FIRST ELITE MONEY MARKET
Six Months Ended October 31, 2009 (Unaudited)	1.000	—	(g)	—		— (g)	— (g)	—	— (g)	1.000	0.01	114,157	0.32	0.01	0.64	(d)	N/A
Year Ended April 30, 2009	1.000	0.010		—		0.010	(0.010)	—	(0.010)	1.000	1.11	142,449	0.52	1.20	0.53	(d)	N/A
Year Ended April 30, 2008	1.000	0.040		—	(g)	0.040	(0.040)	—	(0.040)	1.000	4.03	171,789	0.46	3.87	0.46	(d)	N/A
Year Ended April 30, 2007	1.000	0.047		—	(g)	0.047	(0.047)	—	(0.047)	1.000	4.77	81,639	0.48	4.67	0.49	(d)	N/A
Year Ended April 30, 2006	1.000	0.033		—	(g)	0.033	(0.033)	—	(0.033)	1.000	3.36	63,941	0.47	3.33	0.51	(d)	N/A
Year Ended April 30, 2005	1.000	0.014		—		0.014	(0.014)	—	(0.014)	1.000	1.36	65,709	0.48	1.35	0.56	(d)	N/A

(a)	Not Annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of each Fund as a whole without distinguishing among the classes of shares issued.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover increased significantly due to a combination of increased volatility in the market, a repositioning of the Fund’s portfolio among market sectors and the more trading oriented strategy of the new management team.
(f)	Calculated based on average shares outstanding.
(g)	Less than $0.005 per share.

See notes to financial statements.

FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2009

(UNAUDITED)

1. ORGANIZATION:

First Funds (the “Trust”) was organized as a Massachusetts business trust on November 1, 2001, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust presently offers shares of First Caliber Equity, First Sterling Income, and First Elite Money Market, (individually referred to as a “Fund” and collectively as the “Funds”).

On November 9, 2009, the Board of Trustees of the Trust, based primarily on the recommendation of First Financial Capital Advisors LLC, the investment adviser to the Funds, approved a Plan of Liquidation to close the Funds and provide for their orderly liquidation on or about December 18, 2009 (the “Liquidation Date”). Accordingly, effective on or about November 10, 2009, no new or subsequent investments will be permitted in the Funds, except that participants in certain group retirement plans will continue to be able to invest in the Funds and investments made pursuant to the Funds’ automatic investment plans will continue until the Liquidation Date.

The Trust has an unlimited number of shares of beneficial interest, with a par value of $0.001 which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer two classes of shares: Class A and Trust Class. Shareholders of each class are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

Each Class A and Trust Class share of the Funds represents identical interests in each Fund’s investment portfolio and have the same rights, except that (i) Class A shares bear the expense of a distribution fee, which will cause Class A shares to have a higher expense ratio and to pay lower dividends than those related to Trust Class shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with vendors and others that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States (“GAAP”). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITIES VALUATION:

Investments of First Elite Money Market are valued in accordance with Rule 2a-7 of the 1940 Act at amortized cost, which approximates market value. Under the amortized cost method, discount or premium is accreted or amortized on a constant basis to the maturity of the security.

Equity securities are generally valued on the basis of market quotations or official closing prices on the principal exchange on which the securities are traded or by an independent pricing service approved by the Board of Trustees. Equity securities quoted by NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Debt securities are generally valued on the basis of market quotations or official closing prices or by an independent pricing service approved by the Board of Trustees. Certain securities, such as U.S. Government securities, are valued at their market values determined on the latest bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. If market quotations or official closing prices or valuations from a pricing service are not readily available, or are determined not to accurately reflect fair value (such as when the value of a security is materially affected by events occurring before their valuation time but after the close of the primary market on which the security is principally traded) the Fund may value those investments at fair value as determined in accordance with procedures approved by the Board of Trustees. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Debt instruments with maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines that this does not result in a fair value. Such valuations received from a pricing service may be established through the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets.

•	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).

FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

OCTOBER 31, 2009

(UNAUDITED)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or have identified circumstances that indicate that the transaction is not orderly.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2009:

Fund	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total

First Caliber Equity
Common Stocks[1]	$31,926,882	$—	$—	$31,926,882
Options Purchased	470,000	—	—	470,000
Exchange Traded Funds	7,669,903	—	—	7,669,903
Investment Companies	3,021,209	—	—	3,021,209

Total	43,087,994	—	—	43,087,994

First Sterling Income
Corporate Bonds[1]	—	26,568,127	—	26,568,127
U.S. Government Agency Collateralized Mortgage Obligations	—	131,011	—	131,011
U.S. Government Agency Securities	—	24,227,769	—	24,227,769
U.S. Treasury Obligations	—	2,001,406	—	2,001,406
Yankee Dollars[1]	—	1,583,564	—	1,583,564
Investment Companies	3,245,458	—	—	3,245,458

Total	3,245,458	54,511,877	—	57,757,335

First Elite Money Market
U.S. Government Agency Securities	—	85,684,354	—	85,684,354
Master Demand Notes	—	23,500,000	—	23,500,000
Investment Companies	4,972,028	—	—	4,972,028

Total	4,972,028	109,184,354	—	114,156,382

[1]	Please see Schedule of Portfolio Investments for industry classification.

As of May 1, 2009, there were no Level 3 securities in the Funds.

SECURITY TRANSACTIONS AND RELATED INCOME:

During the period, security transactions were accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Derivative and Hedging Instruments:

The Funds have enhanced disclosures about the Funds’ derivative and hedging activities, addressing how such activities are accounted for and their effect on the Funds’ financial position, performance, and cash flow. The fair value of derivative instruments, not accounted for as hedging instruments, on the Statement of Assets and Liabilities as of October 31, 2009 is presented in the table below:

	Asset Derivatives
Primary Risk Exposure	Fund	Statements of Assets and Liabilities Location	Total Fair Value *
Option Contracts:
Equity Exposure:	First Caliber Equity	Investments, at Value	$470,000

See notes to financial statements.

FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

OCTOBER 31, 2009

(UNAUDITED)

*	Total Fair Value is presented by Primary Risk Exposure. For purchased options, the amounts represent market value as reported in the Schedule of Portfolio Investments.

The effect of derivative instruments, not accounted for as hedging instruments on the Statement of Operations for the period ended October 31, 2009 is presented in the table below:

Primary Risk Exposure	Fund	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Option Contracts:
Equity Exposure:	First Caliber Equity	Realized losses on option transactions, Change in unrealized appreciation/ (depreciation) on investments and options	$(1,421,167)	$86,391

The Funds have engaged in limited derivative activity. The notional amounts in the Schedules of Portfolio Investments are representative of typical volumes.

PURCHASED OPTIONS CONTRACTS:

The First Caliber Equity and First Sterling Income may purchase put and call options on securities to hedge against security price risk in the normal course of pursuing their investment objectives. The funds pay a premium which is included in total investments on the schedule of portfolio investments and marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. When an option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction.

WRITTEN OPTIONS CONTRACTS:

The First Caliber Equity and First Sterling Income may write options contracts in order to reduce risks associated with the types of securities in which each Fund is authorized to invest. Premiums received from these options contracts are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Realized gains and losses are reported as “Realized gains (losses) on option transactions” on the Statements of Operations. When writing an option, the Fund bears the market risk of unfavorable changes in the price of the security underlying the option.

First Sterling Income had no written option activity for the six months ended October 31, 2009.

The following is a summary of First Caliber Equity’s written option activity for the six months ended October 31, 2009:

Contracts	Number of Contracts	Premium
Options outstanding at 4/30/2009	(607)	$(66,691)
Options written	(806)	(286,961)
Options expired	496	41,230
Options bought back	917	312,422
Options exercised	—	—

Options outstanding at 10/31/2009	—	$—

FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

OCTOBER 31, 2009

(UNAUDITED)

At October 31, 2009, First Caliber Equity had no outstanding options.

VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES:

The Funds may, from time to time, purchase variable or floating rate demand notes issued by corporations, bank holding companies, financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed up by a letter of credit or other obligation issued by a financial institution.

RESTRICTED SECURITIES:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144A under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At October 31, 2009, First Sterling Income held liquid restricted securities as detailed below:

Issue Description	Acquisition Date	Principal Amount	Cost	Value
Harley-Davidson Funding Corp., 5.00%, 12/15/10	5/20/09	$200,000	$198,500	$198,710

OTHER:

Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are pro-rated to each Fund on the basis of relative net assets or another appropriate method. Each class of shares bears its pro-rata portion of expenses, income and realized and unrealized gains or losses attributable to its series. Each class separately bears expenses related specifically to that class, such as distribution fees.

DIVIDENDS TO SHAREHOLDERS:

Dividends from net investment income, if any, are declared and paid quarterly for First Caliber Equity. Dividends from net investment income are declared daily and paid monthly for First Sterling Income and First Elite Money Market. Net realized capital gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature and are primarily due to different treatments of amortization and accretion of premium and market discount. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

NEW ACCOUNTING STANDARDS:

Effective September 15, 2009, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Codification (“ASC”) Topic 105-10-05 which codified all authoritative GAAP recognized by the FASB to be applied in the preparation of financial statements in conformity with GAAP. Management does not believe that the codification will materially impact the Funds’ financial statements; however, references to former Statements of Financial Accounting Standards will be modified in the Funds’ prospective shareholder reports.

FEDERAL INCOME TAXES:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Uncertain tax positions must be recognized, measured, presented and disclosed in the financial statements. An affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns has occurred to determine whether it is more-likely-than not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Management has reviewed tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability from unrecognized tax benefits related to certain tax positions.

See notes to financial statements.

FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

OCTOBER 31, 2009

(UNAUDITED)

3. RELATED PARTY TRANSACTIONS:

First Financial Capital Advisors LLC (the “Advisor”), a separate, wholly-owned subsidiary of First Financial Bancorp., serves as investment advisor to the Funds. Under the terms of the Investment Advisory Agreement, the Advisor is entitled to receive fees based on a percentage of the average net assets of each of the Funds based upon the following schedule:

Fund	Annual Advisory Fee (as a percentage of net assets)
First Caliber Equity	0.92%
First Sterling Income	0.70%
First Elite Money Market	0.20%

The Advisor and the Trust have entered into a Fee Waiver Agreement on behalf of First Elite Money Market, in which the Advisor has contractually agreed, until at least February 12, 2010, to waive fees for First Elite Money Market in order to maintain a minimum daily yield of 0.01%.

Under the Fee Waiver Agreement, the Advisor may be reimbursed in whole or in part for the investment advisory fees waived. No reimbursement is to be paid at a date more than three years after the fiscal year when the Advisor waived the investment advisory fees and reimbursement will not be made if it would cause the First Elite Money Market yield to decrease below 0.01%. As of October 31, 2009, the following amounts have been waived or reimbursed by the Advisor and are subject to repayment:

Amount Waived or Reimbursed	Expiring by:
$15,212	April 30, 2012
$206,859	October 31, 2012

The Funds have entered into an Omnibus Agreement with Citi Fund Services Ohio, Inc. (“Citi”) that sets the compensation level for the Co-Administration Agreement, Fund Accounting Agreement and Transfer Agency Agreement with Citi or its affiliates. Pursuant to the Omnibus Fee Agreement, the Trust will pay a single all-inclusive fee (“Omnibus Fee”). The Omnibus Fee is classified as the Administration Expense in the Statements of Operations. The Accounting and Transfer Agent Expenses in the Statements of Operations consist of out-of-pocket expenses. The Omnibus Fee is computed daily and paid monthly at the annual rate as follows:

Average Daily Net Assets of the Funds	Omnibus Fee Amount (as a percentage of net assets)
$0 – up to $500 million	0.1175%
$500 million to $700 million	0.1075%
$700 million to $900 million	0.0975%
$900 million to $1 billion	0.0825%
Over $1 billion	0.0750%

As of October 31, 2009, Citi waived $10,355 of Omnibus Fees.

The Funds have also entered into a separate Co-Administration Agreement with the Advisor. Pursuant to the Co-Administration Agreement, the Funds have agreed to pay the Advisor a monthly fee at the annual rate of 0.05% of the Funds’ average daily net assets for co-administrative services on behalf of the Funds.

The Funds have adopted a Distribution and Shareholder Services Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which the Funds are authorized to pay or reimburse Foreside Distribution Services, L.P. (“Foreside”) as the Funds’ distributor, an amount calculated at an annual rate not to exceed 0.25% of the average daily net asset value of each Fund’s Class A shares, and may be used by Foreside to pay banks, broker/dealers and other institutions for distribution and/or shareholder servicing. As distributor, Foreside is entitled to receive commissions on sales of Class A shares of First Caliber Equity and First Sterling Income.

For the six months ended October 31, 2009, Foreside received no commissions on sales of Class A shares of the Funds.

During the six months ended October 31, 2009, distribution fees totaling $34 were voluntarily waived for Class A shares of First Elite Money Market by Foreside.

FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

OCTOBER 31, 2009

(UNAUDITED)

The Funds, except for First Elite Money Market, invested in affiliated securities, subject to compliance with the 1940 Act. A summary of the Funds’ investments in affiliated securities for the six months ended October 31, 2009, is noted below:

Fund	04/30/09 Market Value	Purchases	Sales	10/31/09 Market Value	Income
First Caliber Equity, investments in:
First Elite Money Market	$10,079,277	$21,373,727	$(28,431,795)	$3,021,209	$341
First Sterling Income, Investments in:
First Elite Money Market	453,810	16,627,565	(13,835,917)	3,245,458	102

4. PURCHASES AND SALES OF SECURITIES:

Purchases and sales of securities (excluding short-term and U.S. Government securities) for the six months ended October 31, 2009, were as follows:

	Purchases	Sales
First Caliber Equity	$11,680,831	$33,564,026
First Sterling Income	2,472,482	7,056,972

Purchases and sales of U.S. Government securities for the six months ended October 31, 2009, were as follows:

	Purchases	Sales
First Sterling Income	$6,068,963	$1,000,938

5. FEDERAL INCOME TAX INFORMATION:

As of October 31, 2009, the tax cost and unrealized appreciation/(depreciation) of securities were:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
First Caliber Equity	$38,035,593	$6,645,672	$(1,593,271)	$5,052,401
First Sterling Income	55,386,024	2,875,674	(504,363)	2,371,311

The character of dividends paid to shareholders during the year ended April 30, 2009 was as follows:

	Dividends paid from
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Dividends	Tax Return of Capital	Total Dividends Paid
First Caliber Equity	$205,142	$25,183,796	$25,388,938	$—	$25,388,938
First Sterling Income	2,316,409	—	2,316,409	5,046	2,321,455
First Elite Money Market	1,973,447	—	1,973,447	—	1,973,447

As of April 30, 2009, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Dividends Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
First Caliber Equity	$23,620	$—	$23,620	$—	$(40,900,433)	$(818,282)	$(41,695,095)
First Sterling Income	—	—	—	(188,221)	(8,090,050)	(167,789)	(8,446,060)
First Elite Money Market	1,186	—	1,186	(1,186)	—	—	—

*	The differences between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to the difference between book and tax amortization methods for premium and market discount as well as wash sales.

See notes to financial statements.

FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

OCTOBER 31, 2009

(UNAUDITED)

Capital Loss Carryforwards:

At of April 30, 2009, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations:

	Amount	Expires
First Caliber Equity	$18,095,744	2017
First Sterling Income	1,675,914	2011
First Sterling Income	457,748	2012
First Sterling Income	614,539	2014
First Sterling Income	2,955,914	2015
First Sterling Income	1,516,773	2016
First Sterling Income	670,559	2017

Post October Loss Deferral:

Capital losses incurred after October 31, within the Fund’s fiscal year, are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds have incurred and will elect to defer such capital losses as follows:

Post-October Capital Losses
First Caliber Equity	$22,804,689
First Sterling Income	198,603

6. TEMPORARY GUARANTEE PROGRAM:

The First Elite Money Market participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) established by the U.S. Treasury Department. The Program guaranteed that each shareholder who owned shares of September 19, 2008 would receive $1.00 per share upon redemption of shares during the period that First Elite Money Market participated in the Program. The Program expired on September 18, 2009.

7. SUBSEQUENT EVENTS:

The Funds have evaluated subsequent events through December 18, 2009, which is the date these financial statements were issued.

FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

OCTOBER 31, 2009

(UNAUDITED)

ADDITIONAL FUND INFORMATION

As a shareholder of the Funds, you incur two types of costs: (1) sales charge (loads) on purchases, and (2) ongoing costs, including management fees, distribution and/or 12b-1 fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The below example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 through October 31, 2009.

ACTUAL EXPENSES

The table below provides information about actual values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 5/1/09	Ending Account Value 10/31/09	Expenses Paid During Period* 5/1/09 – 10/31/09	Expense Ratio During Period** 5/1/09 – 10/31/09
First Caliber Equity	Class A	$1,000.00	$1,119.40	$8.71	1.63%
	Trust Class	1,000.00	1,123.70	7.39	1.38
First Sterling Income	Class A	1,000.00	1,063.40	7.07	1.36
	Trust Class	1,000.00	1,064.80	5.78	1.11
First Elite Money Market	Class A	1,000.00	1,000.10	1.56	0.31
	Trust Class	1,000.00	1,000.10	1.61	0.32

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Annualized.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each Funds’ expense ratio and assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 5/1/09	Ending Account Value 10/31/09	Expenses Paid During Period* 5/1/09 – 10/31/09	Expense Ratio During Period** 5/1/09 – 10/31/09
First Caliber Equity	Class A	$1,000.00	$1,016.99	$8.29	1.63%
	Trust Class	1,000.00	1,018.25	7.02	1.38
First Sterling Income	Class A	1,000.00	1,018.35	6.92	1.36
	Trust Class	1,000.00	1,019.61	5.65	1.11
First Elite Money Market	Class A	1,000.00	1,023.64	1.58	0.31
	Trust Class	1,000.00	1,023.59	1.63	0.32

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Annualized.

See notes to financial statements.

FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

OCTOBER 31, 2009

(UNAUDITED)

ADDITIONAL FUND INFORMATION, Continued

OTHER INFORMATION:

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-888-494-8510; and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-888-494-8510; and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

Schedules of Portfolio Investments for periods ending July 31 and January 31 are available, without charge, on the Securities and Exchange Commission’s website at www.sec.gov.

SEMI-ANNUAL REPORT

OCTOBER 31, 2009

INVESTMENT ADVISOR
FIRST FINANCIAL CAPITAL ADVISORS LLC	LEGAL COUNSEL
9120 UNION CENTRE BLVD., SUITE 300	STROOCK & STROOCK & LAVAN LLP
WEST CHESTER, OH 45069	180 MAIDEN LANE
NEW YORK, NY 10038

DISTRIBUTOR
FORESIDE DISTRIBUTION SERVICES, L.P.	INDEPENDENT REGISTERED PUBLIC
10 HIGH STREET, SUITE 302	ACCOUNTING FIRM
BOSTON, MA 02110	ERNST & YOUNG LLP
41 SOUTH HIGH STREET, SUITE 1100
COLUMBUS, OH 43215

ADMINISTRATOR
CITI FUND SERVICES OHIO, INC.
3435 STELZER RD.
COLUMBUS, OH 43219

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, First Financial Bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Shares of the Funds involve risk, including possible loss of principle. Past performance is not indicative of future results.

This report is for the information of the shareholders of the First Funds. Its use in connection with any offering of the Fund shares is authorized only in case of a concurrent or prior delivery of the Fund current prospectus.

Item 2.	Code of Ethics.

Not applicable – only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Not applicable.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable - Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Funds

By (Signature and Title)*	/S/ ARTHUR A. JENSEN
Arthur A. Jensen, Treasurer

Date	January 11, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ J. FRANKLIN HALL
J. Franklin Hall, President

Date	January 11, 2010

By (Signature and Title)*	/S/ ARTHUR A. JENSEN
Arthur A. Jensen, Treasurer

Date	January 11, 2010

*	Print the name and title of each signing officer under his or her signature.